COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Minimum Lease Commitments
Aggregate minimum lease commitments under the aforesaid non-cancelable operating leases as of June 30, 2018 are as follows:

	Minimum lease payments	Minimum sublease rentals	Net future minimum lease commitment

2018 (six months ending December 31)	$2,909	$1,481	$1,428
2019	4,845	2,975	1,870
2020	4,701	2,457	2,244
2021	4,780	2,396	2,384
2022	4,141	1,832	2,309
Thereafter	10,211	4,359	5,852
	$31,587	$15,500	$16,087